T. ROWE PRICE U.S. Large-Cap Core Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.7%
COMMUNICATION SERVICES  6.6%
Entertainment  1.7%
Netflix (1) 336,002 313,332
313,332
Interactive Media & Services  3.8%
Alphabet, Class C  4,385,203 685,100
685,100
Wireless Telecommunication Services  1.1%
T-Mobile U.S.  714,494 190,563
190,563
Total Communication Services 1,188,995
CONSUMER DISCRETIONARY  11.0%
Broadline Retail  4.5%
Amazon.com (1) 4,268,534 812,131
812,131
Hotels, Restaurants & Leisure  1.7%
Booking Holdings  30,843 142,091
McDonald's  560,572 175,106
317,197
Specialty Retail  4.8%
Lowe's  841,826 196,339
O'Reilly Automotive (1) 143,305 205,296
Ross Stores  1,213,824 155,115
TJX  1,441,350 175,556
Ulta Beauty (1) 394,971 144,773
877,079
Total Consumer Discretionary 2,006,407
CONSUMER STAPLES  5.9%
Beverages  1.3%
Coca-Cola  3,270,037 234,200
234,200
Consumer Staples Distribution & Retail  1.1%
Walmart  2,243,827 196,986
196,986
Food Products  0.8%
Mondelez International, Class A  2,184,462 148,216
148,216

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Products  2.7%
Colgate-Palmolive  2,242,823 210,152
Procter & Gamble  1,678,834 286,107
496,259
Total Consumer Staples 1,075,661
ENERGY  5.9%
Energy Equipment & Services  1.9%
Schlumberger  4,695,263 196,262
TechnipFMC  4,735,177 150,058
346,320
Oil, Gas & Consumable Fuels  4.0%
ConocoPhillips  1,802,647 189,314
EQT  2,981,579 159,306
Expand Energy  1,812,572 201,776
Valero Energy  1,395,489 184,302
734,698
Total Energy 1,081,018
FINANCIALS  12.0%
Banks  2.7%
Huntington Bancshares  8,080,387 121,286
JPMorgan Chase  1,536,469 376,896
498,182
Capital Markets  1.9%
Goldman Sachs Group  358,341 195,758
S&P Global  299,172 152,009
347,767
Consumer Finance  0.9%
American Express  574,931 154,685
154,685
Financial Services  3.2%
Visa, Class A  1,658,114 581,103
581,103
Insurance  3.3%
Allstate  1,020,789 211,375
MetLife  1,948,461 156,442
Progressive  837,098 236,907
604,724
Total Financials 2,186,461

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE  12.6%
Biotechnology  1.5%
Regeneron Pharmaceuticals  201,840 128,013
Vertex Pharmaceuticals (1) 315,662 153,039
281,052
Health Care Equipment & Supplies  0.8%
Stryker  372,116 138,520
138,520
Health Care Providers & Services  6.9%
Cencora  970,417 269,863
HCA Healthcare  495,512 171,224
Molina Healthcare (1) 678,068 223,349
Quest Diagnostics  1,467,898 248,369
UnitedHealth Group  658,633 344,959
1,257,764
Life Sciences Tools & Services  1.7%
Mettler-Toledo International (1) 130,516 154,128
Thermo Fisher Scientific  327,095 162,762
316,890
Pharmaceuticals  1.7%
Eli Lilly  381,735 315,279
315,279
Total Health Care 2,309,505
INDUSTRIALS & BUSINESS SERVICES  10.9%
Aerospace & Defense  1.2%
General Electric  1,114,016 222,970
222,970
Commercial Services & Supplies  1.0%
Republic Services  727,554 176,184
176,184
Electrical Equipment  1.1%
AMETEK  1,157,756 199,296
199,296
Ground Transportation  1.5%
Norfolk Southern  666,365 157,828
Old Dominion Freight Line  743,062 122,940
280,768
Machinery  3.7%
Deere  433,206 203,325

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Ingersoll Rand  1,813,283 145,117
Parker-Hannifin  314,422 191,121
Xylem  1,163,750 139,022
678,585
Professional Services  2.4%
Booz Allen Hamilton Holding  1,108,762 115,954
Broadridge Financial Solutions  727,429 176,373
Equifax  564,725 137,544
429,871
Total Industrials & Business Services 1,987,674
INFORMATION TECHNOLOGY  26.4%
Electronic Equipment, Instruments & Components  1.8%
Keysight Technologies (1) 1,054,562 157,942
TE Connectivity  1,264,202 178,657
336,599
IT Services  1.2%
Accenture, Class A  724,393 226,040
226,040
Semiconductors & Semiconductor Equipment  8.8%
Analog Devices  1,111,791 224,215
Broadcom  2,264,661 379,172
NVIDIA  8,015,721 868,744
Taiwan Semiconductor Manufacturing, ADR  773,712 128,436
1,600,567
Software  8.7%
Fair Isaac (1) 74,412 137,228
Microsoft  3,237,725 1,215,409
Salesforce  859,238 230,585
1,583,222
Technology Hardware, Storage & Peripherals  5.9%
Apple  4,889,070 1,086,009
1,086,009
Total Information Technology 4,832,437
MATERIALS  4.5%
Chemicals  2.1%
Linde  516,733 240,612
Sherwin-Williams  426,052 148,773
389,385

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Containers & Packaging  1.8%
International Paper  3,307,681 176,465
Packaging Corp. of America  772,811 153,032
329,497
Metals & Mining  0.6%
Steel Dynamics  911,168 113,969
113,969
Total Materials 832,851
REAL ESTATE  0.9%
Residential Real Estate Investment Trusts  0.9%
AvalonBay Communities, REIT  749,267 160,808
Total Real Estate 160,808
UTILITIES  3.0%
Gas Utilities  0.9%
Atmos Energy  1,109,331 171,480
171,480
Multi-Utilities  2.1%
Ameren  1,395,553 140,113
CMS Energy  3,255,650 244,532
384,645
Total Utilities 556,125
Total Common Stocks (Cost $14,594,735) 18,217,942
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve Fund, 4.39% (2)(3) 71,429,784 71,430
Total Short-Term Investments (Cost $71,430) 71,430
Total Investments in Securities  100.1%
(Cost $14,666,165) $ 18,289,372
Other Assets Less Liabilities (0.1)% (13,151)
Net Assets 100.0% $ 18,276,221
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Large-Cap Core Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ —# $ — $ 651+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 215,527  ¤  ¤ $ 71,430^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $651 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $71,430.

T. ROWE PRICE U.S. Large-Cap Core Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. Large-Cap Core Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE U.S. Large-Cap Core Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On March 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F190-054Q1 03/25